Shareholder Report	6 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tortoise Capital Series Trust
Entity Central Index Key	0002034406
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Tortoise AI Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Tortoise AI Infrastructure ETF
Class Name	Tortoise AI Infrastructure ETF
Trading Symbol	TCAI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise AI Infrastructure ETF for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-ai-infrastructure-etf/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 362-9331
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/etf/tortoise-ai-infrastructure-etf/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tortoise AI Infrastructure ETF	$44	0.65%
[1]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.65%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 241,225,056
Holdings Count | $ / shares	44
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$241,225,056
Number of Holdings	44
Portfolio Turnover	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

Top 10 Issuers	(%)
Dell Technologies, Inc.	8.9%
Micron Technology, Inc.	7.6%
Seagate Technology Holdings PLC	5.7%
Western Digital Corp.	5.1%
Ciena Corp.	5.1%
Vertiv Holdings Co.	4.5%
Quanta Services, Inc.	3.6%
Sandisk Corp.	3.5%
MYR Group, Inc.	3.3%
nVent Electric PLC	3.2%
[2]
Updated Prospectus Web Address	https://tortoisecapital.com/etf/tortoise-ai-infrastructure-etf/#literature
Tortoise Electrification Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Tortoise Electrification Infrastructure ETF
Class Name	Tortoise Electrification Infrastructure ETF
Trading Symbol	TPZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Electrification Infrastructure ETF for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-electrification-infrastructure-etf/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 362-9331
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/etf/tortoise-electrification-infrastructure-etf/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tortoise Electrification Infrastructure ETF	$43	0.85%
[3]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 128,597,452
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$128,597,452
Number of Holdings	32
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

Top 10 Issuers	(%)
Energy Transfer LP	7.2%
Entergy Corp.	5.9%
Targa Resources Corp.	5.6%
Clearway Energy, Inc.	5.6%
The Williams Companies, Inc.	5.4%
TC Energy Corporation	5.3%
Cheniere Energy, Inc.	4.7%
Constellation Energy Corp.	4.5%
MPLX LP	4.4%
Vistra Corp.	4.0%
[4]
Updated Prospectus Web Address	https://tortoisecapital.com/etf/tortoise-electrification-infrastructure-etf/#literature
Tortoise Energy ETF
Shareholder Report [Line Items]
Fund Name	Tortoise Energy ETF
Class Name	Tortoise Energy ETF
Trading Symbol	TNGY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Energy ETF for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-energy-etf/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 362-9331
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/etf/tortoise-energy-etf/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tortoise Energy ETF	$44	0.85%
[5]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Material Change Date	Mar. 30, 2026
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 531,975,200
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$531,975,200
Number of Holdings	26
Portfolio Turnover	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

Top 10 Issuers	(%)
Marathon Petroleum Corporation	7.8%
Valero Energy Corporation	7.6%
Constellation Energy Corp.	6.4%
EQT Corporation	6.0%
Energy Transfer LP	5.4%
The Williams Companies, Inc.	5.3%
Occidental Petroleum Corporation	5.1%
Cheniere Energy, Inc.	4.9%
Diamondback Energy, Inc.	4.8%
Plains GP Holdings L.P.	4.4%
[6]
Material Fund Change [Text Block]	NAME CHANGE Effective March 30, 2026, the Fund’s name changed from Tortoise Energy Fund to Tortoise Energy ETF.
Material Fund Change Name [Text Block]	Effective March 30, 2026, the Fund’s name changed from Tortoise Energy Fund to Tortoise Energy ETF.
Updated Prospectus Web Address	https://tortoisecapital.com/etf/tortoise-energy-etf/#literature
Tortoise Global Water ETF
Shareholder Report [Line Items]
Fund Name	Tortoise Global Water ETF
Class Name	Tortoise Global Water ETF
Trading Symbol	TBLU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Global Water ETF for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-global-water-etf/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 362-9331
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/etf/tortoise-global-water-etf/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tortoise Global Water ETF	$20	0.40%
[7]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 52,855,702
Holdings Count | $ / shares	60
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$52,855,702
Number of Holdings	60
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

Top 10 Issuers	(%)
Veolia Environnement SA	8.2%
Ferguson Enterprises, Inc.	7.6%
Ecolab Inc.	7.1%
American Water Works Co., Inc.	7.1%
Geberit AG	7.0%
Xylem, Inc.	6.9%
IDEX Corporation	4.5%
United Utilities Group PLC	4.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.0%
Veralto Corp.	3.7%
[8]
Material Fund Change [Text Block]	NAME CHANGE Effective March 30, 2026, the Fund’s name changed from Tortoise Global Water Fund to Tortoise Global Water ETF.
Material Fund Change Name [Text Block]	Effective March 30, 2026, the Fund’s name changed from Tortoise Global Water Fund to Tortoise Global Water ETF.
Updated Prospectus Web Address	https://tortoisecapital.com/etf/tortoise-global-water-etf/#literature
Tortoise MLP ETF
Shareholder Report [Line Items]
Fund Name	Tortoise MLP ETF
Class Name	Tortoise MLP ETF
Trading Symbol	TMLP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise MLP ETF for the period of December 22, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-mlp-etf/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 362-9331
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/etf/tortoise-mlp-etf/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Tortoise MLP ETF	$24	0.50%
[9],[10]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[10]
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 41,598,984
Holdings Count | $ / shares	3	[11]
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$41,598,984
Number of Holdings[1]	3
Portfolio Turnover	0%
[11]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN?* (as of May 31, 2026) Industry Breakdown

Top Issuers	(%)
United States Treasury Bill	94.5%
Hess Midstream LP	5.5%
TORTOISE MLP TOTAL RETURN INDEX	-1.6%
[12]
Updated Prospectus Web Address	https://tortoisecapital.com/etf/tortoise-mlp-etf/#literature
Tortoise North American Pipeline ETF
Shareholder Report [Line Items]
Fund Name	Tortoise North American Pipeline ETF
Class Name	Tortoise North American Pipeline ETF
Trading Symbol	TPYP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise North American Pipeline ETF for the period of December 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-north-american-pipeline-etf/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 362-9331
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/etf/tortoise-north-american-pipeline-etf/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tortoise North American Pipeline ETF	$22	0.40%
[13]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%
Material Change Date	Mar. 30, 2026
Distribution of Capital [Text Block]
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 838,261,553
Holdings Count | $ / shares	45
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$838,261,553
Number of Holdings	45
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

Top 10 Issuers	(%)
TC Energy Corporation	7.9%
Enbridge, Inc.	7.7%
The Williams Companies, Inc.	7.2%
Kinder Morgan, Inc.	7.1%
ONEOK, Inc.	6.5%
Cheniere Energy, Inc.	6.0%
Targa Resources Corp.	4.3%
Pembina Pipeline Corporation	4.2%
Energy Transfer LP	4.1%
NiSource Inc.	4.0%
[14]
Material Fund Change [Text Block]	NAME CHANGE Effective March 30, 2026, the Fund’s name changed from Tortoise North American Pipeline Fund to Tortoise North American Pipeline ETF.
Material Fund Change Name [Text Block]	Effective March 30, 2026, the Fund’s name changed from Tortoise North American Pipeline Fund to Tortoise North American Pipeline ETF.
Updated Prospectus Web Address	https://tortoisecapital.com/etf/tortoise-north-american-pipeline-etf/#literature
Tortoise Nuclear Renaissance ETF
Shareholder Report [Line Items]
Fund Name	Tortoise Nuclear Renaissance ETF
Class Name	Tortoise Nuclear Renaissance ETF
Trading Symbol	TNUK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Nuclear Renaissance ETF for the period of December 17, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-nuclear-renaissance-etf/#literature. You can also request this information by contacting us at (866) 362-9331 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 362-9331
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/etf/tortoise-nuclear-renaissance-etf/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Tortoise Nuclear Renaissance ETF	$35	0.75%
[15],[16]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.75%	[16]
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 2,102,074
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$2,102,074
Number of Holdings	26
Portfolio Turnover	54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?* (as of May 31, 2026)
Industry Breakdown

Top 10 Issuers	(%)
Curtiss-Wright Corp.	8.1%
Cameco Corp.	7.4%
Doosan Enerbility Co. Ltd.	6.9%
Talen Energy Corp.	6.9%
BWX Technologies, Inc.	6.6%
Mirion Technologies, Inc.	6.2%
Rolls-Royce Holdings PLC	4.8%
Uranium Energy Corp.	4.8%
Public Service Enterprise Group, Inc.	4.7%
Vistra Corp.	4.7%
[17]
Updated Prospectus Web Address	https://tortoisecapital.com/etf/tortoise-nuclear-renaissance-etf/#literature

[1]
*	Annualized

[2]
*	Percentages are stated as a percent of net assets.

[3]
*	Annualized

[4]
*	Percentages are stated as a percent of net assets.

[5]
*	Annualized

[6]
*	Percentages are stated as a percent of net assets.

[7]
*	Annualized

[8]
*	Percentages are stated as a percent of net assets.

[9]
**	Annualized

[10]
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[11]
1	The Fund obtains substantially all of its investment exposure to MLP securities through an index total return swap rather than direct ownership of MLP securities. As a result, the Fund’s portfolio holdings consist primarily of U.S. Treasury securities held as collateral to support the swap and do not reflect the Fund’s synthetic exposure to the underlying MLP index.

[12]
*	Percentages are stated as a percent of net assets.

[13]
*	Annualized

[14]
*	Percentages are stated as a percent of net assets.

[15]
**	Annualized

[16]
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[17]
*	Percentages are stated as a percent of net assets.